Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Factors Used in Earnings Per Share Computation

The factors used in the earnings per share computation follow.

	2014	2013
Basic
Net income	$9,528	$6,179
Preferred stock dividends	1,873	1,159

Net income available to common shareholders—basic	$7,655	$5,020

Weighted average common shares outstanding—basic	7,707,917	7,707,917

Basic earnings per share	$0.99	$0.65

Diluted
Net income available to common shareholders—basic	$7,655	$5,020
Preferred stock dividends on convertible preferred stock	1,606	—

Net income available to common shareholders—diluted	$9,261	$5,020

Weighted average common shares outstanding for earnings per common share basic	7,707,917	7,707,917
Add: dilutive effects of convertible preferred shares	3,196,931	113,863

Average shares and dilutive potential common shares outstanding—diluted	10,904,848	7,821,780

Diluted earnings per share	$0.85	$0.64